EXPLORATION AND HOLDING EXPENSES (Tables)	12 Months Ended
Dec. 31, 2021
SCHEDULE OF EXPLORATION AND HOLDING EXPENSES

Exploration and holding expenses were incurred on the following projects:

		2021	2020	2019
		$	$	$
Platosa property (Mexico)	- exploration work (1)	1,730	857	2,690
	- holding costs	197	180	275
Evolución (Mexico)	- exploration work	226	319	586
	- holding costs	286	263	247
Silver City (Germany)	- exploration work	3,190	1,672	55
	- holding costs (2)	-	-	-
Kilgore (USA)	- exploration work	1,434	638	-
	- holding costs	131	103	-
Exploration and holding expenses		7,194	4,032	3,853

(1)	Platosa property exploration excludes underground drilling at the Platosa Mine which is capitalized to Property, plant and equipment (Note 10).

(2)	There are no annual fees associated with exploration licenses in Saxony, Germany. See Note 11 for capitalized earn-in payments under the Globex Agreement.